Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenue
Other operating revenue	$ 52,330	$ 43,538	$ 38,549
Total operating revenue	3,446,198	3,457,004	2,965,033
Operating expenses
Fuel	949,309	995,862	1,052,637
Wages, salaries, benefits and other employees’ expenses	470,644	436,526	380,385
Passenger servicing	109,243	89,146	70,080
Airport facilities and handling charges	252,798	221,878	192,584
Sales and distribution	207,968	227,171	224,465
Maintenance, materials and repairs	105,936	132,531	104,114
Depreciation and amortization	330,710	306,114	267,704
Flight operations	129,520	109,892	97,256
Other operating and administrative expenses	137,119	130,656	125,424
Total operating expenses	2,693,247	2,649,776	2,514,649
Operating profit	752,951	807,228	450,384
Non-operating income (expense)
Finance cost	(84,493)	(158,216)	(87,631)
Finance income	58,912	50,208	18,030
(Loss) gain on foreign currency fluctuations	(33,991)	3,076	(9,812)
Net change in fair value of derivatives	4,469	(98,347)	17,189
Other net non-operating income (expense)	7,940	7,153	70
Total non-operating income (expense)	(47,163)	(196,126)	(62,154)
Profit before taxes	705,788	611,102	388,230
Income tax expense	(97,674)	(97,005)	(40,176)
Net profit	$ 608,114	$ 514,097	$ 348,054
Earnings per share
Basic (in dollars per share)	$ 14.55	$ 12.78	$ 8.58
Diluted (in dollars per share)	$ 14.55	$ 12.78	$ 7.88
Passenger revenue
Operating revenue
Revenue from contracts with customers	$ 3,293,361	$ 3,316,361	$ 2,824,719
Cargo and mail revenue
Operating revenue
Revenue from contracts with customers	$ 100,507	$ 97,105	$ 101,765